Samsung Commercial Agreement - Additional Information (Detail) - Samsung Commercial Agreement $ in Thousands	Jun. 04, 2014 Product	May 17, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Minimum purchase commitment | Product	1,000,000
Purchase commitment period	12 months
Purchase commitment period extension	3 months
Agreement term	2 years
Subsequent Event
Long-term Purchase Commitment [Line Items]
Minimum purchase commitment, retail value | $		$ 10,000